Leases (Tables)	11 Months Ended
Dec. 31, 2020
Schedule of Components of Lease Cost

The components of the lease expense for the period from inception (January 21, 2020) to December 31, 2020 are as follows:

In thousands
Operating lease cost	19
Variable lease cost	30
Finance lease cost:
Amortization of right-of-use assets	172
Interest on lease liabilities	35

Total lease cost	256

Summary of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases for the period from inception (January 21, 2020) to December 31, 2020 was as follows:

In thousands
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows from operating leases	$19
Operating cash flows from finance leases	$35
Financing cash flows from finance leases	$29

In thousands
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	$780
Finance leases	$886

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases as of December 31, 2020 was as follows:

Operating leases:
Operating lease right-of-use assets	$942
Operating lease liabilities	$(942)

Finance leases:
Finance lease right-of-use assets	$713
Finance lease liabilities	$(857)

Weighted average remaining lease term:
Operating leases	4.9 years
Finance leases	2.4 years

Weighted average discount rate:
Operating leases	7.1%
Finance leases	6.9%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities are as follows:

Year Ending December 31,	Operating Leases	Finance Leases
2021	226	256
2022	226	448
2023	226	240
2024	226	—
2025 and thereafter	205	—

Total minimum lease payments	1,109	944

Less: imputed interest	(167)	(87)

Total lease liabilities	942	857